CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 42	$ 613	$ 1,044
Accounts receivable, net of allowance for doubtful accounts of $45, $18, and $12 at September 30, 2014, December 31, 2013 and 2012, respectively	417	133	107
Inventory, net of reserves of $124, $184, and $52 at September 30, 2014, December 31, 2013 and 2012, respectively	1,204	1,193	524
Other current assets	431	101	198
Total current assets	2,094	2,040	1,873
Property and equipment, net	706	920	1,274
Other assets	132	356	331
Debt issuance cost, net	790	0	0
Total noncurrent assets	1,628	1,276	1,605
TOTAL ASSETS	3,722	3,316	3,478
CURRENT LIABILITIES:
Short-term notes payable	564	35	79
Current portion of long-term note payable	118	109	4
Short-term notes payable, net of discount	851	0	419
Accounts payable	1,664	891	765
Accrued liabilities	914	723	1,038
Deferred revenue	10	14	40
Total current liabilities	4,121	1,772	2,345
LONG-TERM LIABILITIES:
Warrants, at fair value	1,247	1,548	0
Long-term debt payable, less current portion	40	103	0
Convertible Debt, net of discount	2,259	0	0
Total long-term liabilities	3,546	1,651	0
TOTAL LIABILITIES	7,667	3,423	2,345
STOCKHOLDERS' EQUITY :
Series B convertible preferred stock, $.001 par value; 3,000 shares authorized, 1,532 and 1,737 shares issued and outstanding as of June 30, 2014 and December 31, 2013, respectively (liquidation preference of $1.5 million and $2.1 million as of June 30, 2014 and December 31, 2013, respectively).	678	1,139	0
Common stock, $.001 Par value; 145,000,000 shares authorized, 75,495,469 and 70,478,961 shares issued and outstanding as of June 30, 2014 and December 31, 2013, respectively and 62,282 shares issued and outstanding as of December 31, 2012	79	71	62
Additional paid-in capital	105,268	101,840	93,273
Treasury stock, at cost	(132)	(132)	(104)
Accumulated deficit	(109,838)	(103,025)	(92,098)
TOTAL STOCKHOLDERS' EQUITY	(3,945)	(107)	1,133
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,722	$ 3,316	$ 3,478